Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash	Cash, Cash Equivalents and Restricted Cash
The following table shows the breakdown of cash, cash equivalents and restricted cash as of December 31, 2022 and June 30, 2023:

	December 31, 2022	June 30, 2023
	(in thousands)
Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents	$146,560	$170,650
Cash and cash equivalents held by VIE	108	1,210
Restricted cash	6,526	8,526
Total cash, cash equivalents and restricted cash	$153,194	$180,386
Amounts included in restricted cash represent cash in blocked deposit accounts that are required to be deposited in accordance with the terms of a number of secured term loans with banking institutions. These funds are not available for daily operational use.